Employee benefits (Details 5) - Employee benefit obligations [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	7.30%	6.45%	6.00%
Rate of compensation increase	9.00%	8.50%	8.00%